Basis of Presentation - Intangibles, Revenue (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Intangible asset impairment, finite-lived	$ 10,303,208	$ 15,894,843
Number of reporting units | item	1
Goodwill impairment	$ 86,318,000	0
Revenue, Practical Expedient [Abstract]
Revenue, Practical Expedient, Financing Component [true false]	true
IPR&D
Impaired Long-Lived Assets Held and Used [Line Items]
Intangible asset impairment, indefinite-lived	$ 7,600,000	$ 56,625,436
Minimum
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful life	3 years
Maximum
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful life	20 years